Investment Strategy - T. Rowe Price Global Technology Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies the adviser expects to generate a majority of their revenues from the development, advancement, and use of technology. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security.

The fund’s primary emphasis is on the common stocks of what the adviser considers to be leading technology companies around the world. Some of the industries and companies likely to be represented in the fund’s portfolio include:

●	communications - voice, data, and wireless;

●	computer - hardware and software;

●	e-commerce (companies doing business through the Internet) and data processing services;

●	fintech - digital payments and software;

●	industrials - electric vehicles and software;

●	internet infrastructure - hardware, software, and networking equipment;

●	media and entertainment; and

●	semiconductors - components and equipment.

Technology continues to gain share across many sectors of the global economy including, but not limited to, traditional technology, IT hardware and services, e-commerce, fintech, and the industrial complex. Therefore, the adviser seeks to invest across a broad range of global enterprises.

Stock selection is based on intensive fundamental research that assesses companies’ business prospects, the valuations of their stocks, and their prospects for share price appreciation. The fund’s investments can range from small companies offering new technologies, including privately held companies and companies that only recently began to publicly trade, to large firms with established track records. Investments may also include companies positioned to benefit from advances in technology even if they are not direct technology providers. The fund may at times maintain a relatively concentrated portfolio, particularly when the fund’s top holdings outperform the remainder of the portfolio.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies the adviser expects to generate a majority of their revenues from the development, advancement, and use of technology.